Deferred Income Taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfDeferredTaxExpenseIncomeLineItems [Line Items]
Statutory tax rate	27.00%	27.00%
Canadian
DisclosureOfDeferredTaxExpenseIncomeLineItems [Line Items]
Statutory tax rate	15.00%
British Columbia
DisclosureOfDeferredTaxExpenseIncomeLineItems [Line Items]
Statutory tax rate	12.00%